Cover	Aug. 23, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Document Period End Date	Aug. 23, 2022
Entity File Number	001-41033
Entity Registrant Name	CRYPTYDE, INC.
Entity Central Index Key	0001892492
Entity Tax Identification Number	87-2755739
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	200 9th Avenue North
Entity Address, Address Line Two	Avenue North
Entity Address, Address Line Three	Suite 220
Entity Address, City or Town	Safety Harbor
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	34695
City Area Code	(866)
Local Phone Number	980-2818
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	TYDE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false